Inventories - Schedule of Inventories of Land (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Land	S/ 183,218	S/ 230,689
Lurin [member]
Disclosure of inventories [line items]
Land	71,902	72,080
San Isidro [member]
Disclosure of inventories [line items]
Land	51,285	49,664
San Miguel [member]
Disclosure of inventories [line items]
Land		28,811
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Land	17,457	17,262
Barranco [member]
Disclosure of inventories [line items]
Land	14,202	13,585
Huancayo [member]
Disclosure of inventories [line items]
Land		8,282
Piura [member]
Disclosure of inventories [line items]
Land	11,805	8,105
Carabayllo IIl [member]
Disclosure of inventories [line items]
Land	S/ 16,567	14,941
Others [member]
Disclosure of inventories [line items]
Land		S/ 8,752